FLAC Merger and Capital Reorganization - Additional Information (Details)	6 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2023 € / shares shares	Jan. 01, 2023 shares	Jan. 01, 2022 shares
Disclosure Of Business Combinations [Line Items]
Exchange ratio	2.13
Public Warrants
Disclosure Of Business Combinations [Line Items]
Number of warrants outstanding		3,850,321	4,600,000
Private Placement Warrants
Disclosure Of Business Combinations [Line Items]
Number of warrants outstanding		167,000	167,000
Business Combination Agreement
Disclosure Of Business Combinations [Line Items]
Number of shares exchanged	1,964,286			1,964,286
Number of shares issued upon exchange	4,185,360			4,185,360
Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Par value per share | € / shares		€ 0.12
Ordinary Shares | Business Combination Agreement
Disclosure Of Business Combinations [Line Items]
Number of shares exchanged	17,016,872
Number of shares issued upon exchange	36,258,312
Exchange ratio	2.13